GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS U.S. High Income ETF

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 45.64%
Capital Markets - 14.62%
AllianceBernstein Holding LP(a)(b)	10,728	$429,014
Apollo Global Management, Inc.	7,436	349,566
Ares Capital Corp.	21,814	408,140
Artisan Partners Asset Management, Inc., Class A	7,196	375,415
Bain Capital Specialty Finance, Inc.	28,512	421,407
Franklin Resources, Inc.	14,459	427,986
FS KKR Capital Corp.	21,485	426,048
Golub Capital BDC, Inc.	25,936	379,184
Hercules Capital, Inc.	24,966	400,205
Main Street Capital Corp.	11,497	450,108
New Mountain Finance Corp.	31,418	389,583
Oaktree Specialty Lending Corp.	65,280	404,736
Prospect Capital Corp.	65,534	502,646
Sixth Street Specialty Lending, Inc.	17,331	364,471
Total Capital Markets		5,728,509
Energy Equipment & Services - 1.08%
USA Compression Partners LP(a)(b)	27,594	422,464
Equity Real Estate Investment Trust (REIT) - 8.05%
Alexander’s, Inc.	1,306	362,154
Brandywine Realty Trust	30,447	393,071
Columbia Property Trust, Inc.	25,100	429,210
GEO Group, Inc. (The)	40,618	315,196
Global Net Lease, Inc.	21,366	385,870
Iron Mountain, Inc.	12,144	449,448
Office Properties Income Trust	15,832	435,697
Spirit Realty Capital, Inc.	9,024	383,520
Total Equity Real Estate Investment Trust (REIT)		3,154,166
Mortgage Real Estate Investment Trust (REIT) - 7.09%
AGNC Investment Corp.	22,840	382,798
Annaly Capital Management, Inc.	42,225	363,135
Arbor Realty Trust, Inc.	25,368	403,351
Blackstone Mortgage Trust, Inc., Class A	12,593	390,383
Chimera Investment Corp.	33,684	427,787
KKR Real Estate Finance Trust, Inc.	19,440	357,502
Starwood Property Trust, Inc.	18,150	449,030
Total Mortgage Real Estate Investment Trust (REIT)		2,773,986
Oil, Gas & Consumable Fuels - 14.80%
Antero Midstream Corp.	42,378	382,673
Black Stone Minerals LP(a)(b)	51,041	445,077
BP Midstream Partners LP(a)(b)	33,800	427,908
DCP Midstream LP(a)(b)	19,116	414,053
Delek Logistics Partners LP(a)(b)	11,995	431,700
Energy Transfer LP(a)(b)	54,922	421,801
Equitrans Midstream Corp.	44,005	359,081
Holly Energy Partners LP(a)(b)	25,795	492,943
MPLX LP(a)(b)	16,238	416,180
Phillips 66 Partners LP(a)(b)	13,053	413,389
Plains All American Pipeline LP(a)(b)	39,844	362,580
Plains GP Holdings LP, Class A	38,712	$363,893
Shell Midstream Partners LP(a)(b)	35,330	471,302
Sunoco LP(a)(b)	12,463	396,822
Total Oil, Gas & Consumable Fuels		5,799,402

TOTAL COMMON STOCKS
(Cost $16,060,449)		17,878,527

Investments	Shares	Value
INVESTMENT COMPANIES - 53.67%
Aberdeen Asia-Pacific Income Fund, Inc.	299,495	1,224,935
Aberdeen Total Dynamic Dividend Fund	149,242	1,422,276
BlackRock Debt Strategies Fund, Inc.	128,741	1,416,151
BlackRock Enhanced Equity Dividend Trust	156,545	1,480,916
BlackRock Enhanced Global Dividend Trust	123,991	1,424,657
BlackRock Multi-Sector Income Trust	77,617	1,398,658
Blackstone Strategic Credit Fund	105,450	1,405,649
BNY Mellon High Yield Strategies Fund	437,279	1,351,192
Eaton Vance, Ltd. Duration Income Fund	106,722	1,347,899
Invesco Dynamic Credit Opportunities Fund	126,025	1,432,904
Nuveen S&P 500 Buy-Write Income Fund	104,767	1,412,259
PGIM Global High Yield Fund, Inc.	90,146	1,344,978
PGIM High Yield Bond Fund, Inc.	87,047	1,363,156
Tekla Healthcare Investors	55,284	1,349,482
Western Asset Emerging Markets Debt Fund, Inc.	95,890	1,267,666
Owl Rock Capital Corp.	27,505	378,744

TOTAL INVESTMENT COMPANIES
(Cost $20,399,532)		21,021,522

TOTAL INVESTMENTS - 99.31%
(Cost $36,459,981)		$38,900,049

Other Assets In Excess Of Liabilities - 0.69%		268,883

NET ASSETS (100.00%)		$39,168,932

(a)	Non-Income Producing Security.
(b)	Master Limited Partnership (“MLP”).

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,878,527	$–	$–	$17,878,527
Investment Companies	21,021,522	–	–	21,021,522
Total	$38,900,049	$–	$–	$38,900,049

As of March 31, 2021, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.